Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Measurements
Note 10. Fair Value Measurements
The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (in thousands):

Fair Value Measured as of September 30, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Commercial papers	$—	$61,594	$—	$61,594
Corporate debt securities	—	41,980	—	41,980
Treasury bills	4,098	—	—	4,098
Agency securities	—	1,999	—	1,999
Asset backed securities	—	5,190	1,250	6,440
Foreign corporate debt	—	1,019	—	1,019

Total fair value	$4,098	$111,782	$1,250	$117,130

Liabilities:
2017 Warrant	$—	$—	$7,413	$7,413
2018 Warrant	—	—	853	853
2020 Warrants	—	—	7,146	7,146

Total fair value	$—	$—	$15,412	$15,412

Fair Value Measured (in thousands) as of December 31, 2019 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Commercial papers	$—	$3,212	—	$3,212
Corporate debt	—	2,698	—	2,698
Treasury bills	749	—	—	749

Total fair value	$749	$5,910	$—	$6,659

Liabilities:
2017 Warrant	$—	$—	$1,035	$1,035
2018 Warrant	—	—	87	87

Total fair value	$—	$—	$1,122	$1,122

The Bridge Notes included a change of control redemption feature that required bifurcation and separate accounting as a derivative. However, as the triggering change of control had a low probability of occurring, the fair value of the derivative was determined to be de minimis.
The Company measures the 2017 Warrant, 2018 Warrant, and SAFE liabilities at fair value based on significant inputs not observable in the market, which cause them to be classified as Level 3 measurements within the fair value hierarchy. The valuation of the 2017 Warrant and 2018 Warrant uses assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Company assesses these assumptions and estimates on an on-going
basis as additional data impacting the assumptions and estimates are obtained. Changes in the fair value of the 2017 Warrant and the 2018 Warrant related to updated assumptions and estimates are recognized within the condensed consolidated statements of operations.
Level 3 Disclosures
Our Level 3 asset as of September 30, 2020 was a single Asset Backed Security that was offered and purchased on September 29, 2020. The Company has utilized the purchase price as the estimated fair value of the security as of September 30, 2020.
The 2017 and 2018 Warrants outstanding on December 31, 2019 were valued using an option pricing method (“OPM”), which employed an assumed total equity valuation of $640 million, an option term of three years, volatility of 49.6% and a risk-free rate of 1.62%. Total equity value was estimated using a discounted cash flow analysis employing a long-term income forecast and a discount rate of 35%, giving consideration to additional risk in the Company’s forecast relative to the prior valuation.
The 2017, 2018, and 2020 Warrants outstanding on September 30, 2020 were valued using an OPM model, assuming the Company has an IPO by November 15, 2020 and no IPO scenario with 95% and 5% weightage being assigned to the value derived in the IPO and no IPO scenario, respectively. The IPO scenario employed assumed total equity valuation of $3.3 billion, an option term of 0.125 years, volatility of 76.2% and a risk-free rate of 0.08%. The no IPO scenario assumed total equity valuation of $1.9 billion, an option term of 2.125 years, volatility of 72.1% and a risk-free rate of 0.13%. Total equity value was estimated using a discounted cash flow analysis employing a long-term income forecast and a discount rate of 35%.
The fair value is classified as Level 3 in the fair value hierarchy due to the significant management judgment required for the assumptions underlying the calculation of value.
The following table presents changes in Level 3 liabilities measured at fair value for the nine months ended September 30, 2020 and September 30, 2019 (in thousands):

For the nine months ended September 30, 2020
	2017 Warrant	2018 Warrant	2020 Warrants
Balance-beginning of period	$1,035	$87	$—
Additions	—	—	1,728
Exercise or conversion	—	—	—
Measurement adjustments	6,378	766	5,418

Balance-end of period	$7,413	$853	$7,146

For the nine months ended September 30, 2019
	SAFEs	2017 Warrants	2018 Warrants
Balance-beginning of period	$122,588	$808	$58
Additions	37,379	—	—
Exercise or conversion	(184,182)	—	—
Measurement adjustments	24,215	147	17

Balance-end of the nine months period	$—	$955	$75

Note 13. Fair Value Measurements
The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows:

	Fair Value (in thousands) Measured as of December 31, 2019 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Commercial papers	$—	$3,212	$—	$3,212
Corporate debt	—	2,698	—	2,698
Treasury bills	749	—	—	749

Total fair value	749	5,910	—	6,659

Liabilities:
SAFEs	—	—	—	—
2017 Warrants	—	—	1,035	1,035
2018 Warrants	—	—	87	87

Total fair value	$—	$—	$1,122	$1,122

	Fair Value (in thousands) Measured as of December 31, 2018 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
SAFEs	$—	$—	$122,588	$122,588
2017 Warrants	—	—	808	808
2018 Warrants	—	—	58	58

Total fair value	$—	$—	$123,454	$123,454

The Bridge Notes included a Change of Control redemption feature that required bifurcation and separate accounting as a derivative. However, as the triggering Change of Control had a low probability of occurring, the fair value of the derivative was determined to be de minimis.
The Company measures the 2017 Warrants, 2018 Warrants, and SAFE liabilities at fair value based on significant inputs not observable in the market, which cause them to be classified as Level 3 measurements within the fair value hierarchy. The valuation of the 2017 Warrant and 2018 Warrant uses assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Company assess these assumptions and estimates on an on-going
basis as additional data impacting the assumptions and estimates are obtained. Changes in the fair value of the 2017 Warrant, 2018 Warrant related to updated assumptions and estimates are recognized within the consolidated statement of operations.
Level 3 Disclosures
In 2018, the SAFEs, the 2017 Warrants, and the 2018 Warrants were valued using a discounted cash flow model, which estimated the future as-if
converted, or exercised, value of the securities and discounted it back to a present value using a discount rate that reflected the stage of development of the Company. The future as-if
converted values were estimated using a back solve option pricing method (“OPM”) model based upon Management’s estimated post-money valuation at the time of its expected Series A Convertible Preferred Stock financing round. The discount rate employed in the SAFE valuation was 30% as of the December 31, 2018 valuation.
The 2017 and 2018 Warrants outstanding on December 31, 2019 were valued using an OPM model, which employed an assumed total equity valuation of $640 million, an option term of three years, volatility of 49.6% and a risk-free rate of 1.62%. Total equity value was estimated using a discounted cash flow analysis employing a long-term income forecast and a discount rate of 35%, giving consideration to additional risk in the Company’s forecast relative to the prior valuation.
The fair value is classified as Level 3 in the fair value hierarchy due to the significant management judgment required for the assumptions underlying the calculation of value. The following table sets forth a summary of changes in the estimated fair value:
The following table presents changes in Level 3 liabilities measured at fair value for the years ended December 31, 2018 and December 31, 2019 (in thousands):

	For the year ended December 31, 2019
	SAFEs	2017 Warrants	2018 Warrants
Balance-beginning of year	$122,588	$808	$58
Additions	37,379	—
Exercise or conversion	(184,182)
Measurement adjustments	24,215	227	29

Balance-end of year	$—	$1,035	$87

	For the year ended December 31, 2018
	SAFEs	2017 Warrants	2018 Warrants
Balance-beginning of year	$43,775	$723	$
Additions	66,467	—
Exercise or conversion
Measurement adjustments	12,345	85		58

Balance-end of year	$122,588	$808		$58

Gores Metropoulos, Inc.
Fair Value Measurements
8.	Fair Value Measurement
The Company complies with FASB ASC 820,
Fair Value Measurements
, for its financial assets and liabilities that are
re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually. ASC 820 determines fair value to be the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2020 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

Description	September 30, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments and cash held in Trust Account	405,725,195	405,725,195	—	—

Total	$405,725,195	$405,725,195	$—	$—

8. Fair Value Measurements
The Company complies with FASB ASC 820,
Fair Value Measurements
, for its financial assets and liabilities that are
re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually. ASC 820 determines fair value to be the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2019, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

Description	December 31, 2019	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments and cash held in Trust Account	406,434,959	406,434,959	—	—

Total	$406,434,959	$406,434,959	$—	$—